Intangible Assets	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 4 – Intangible Assets

On May 7, 2018, Stemtech Corporation purchased the assets of Stemtech International, Inc. (the “Former Parent Company”), out of a Chapter 7 Bankruptcy for $400,000 and assumed a $4,000,000 note from RBCD Holdings Inc (formerly RBCD Holdings LLC) (“RBCD Holdings”), a related party owned by the Company’s Directors, purchased an outstanding note at its face value of $4,000,000 from the Opus Bank (the “Opus Note”) and subsequently converted in 2019 into 2,000,000 shares of the Company’s common stock of which 250,000 shares of the Company’s stock was allocated to Charles Arnold, an officer and director.

Pursuant to a bankruptcy decree, the Company paid $400,000 in cash and assumed a note payable in the amount of $4,000,000 representing 100% percent of the issued and outstanding capital stock of Stemtech Canada, Inc. (Canada), Stemtech Health Sciences S. de R.L. de C.V. (Mexico), Stemtech Services SARL de C.V. (Mexico) (“Stemtech Mexico”), Ste, Stemtech New Zealand, Ltd. (“Stemtech New Zealand”), Stemtech Taiwan Holding, Inc. (U.S.A.), PT Stemtech Indonesia (Indonesia Pty Ltd.), Stemtech Korea (Korea) and Tecrecel S.A. (Ecuador); and Stemtech Malaysia Holdings S/B (Malaysian Parent) that owns two-thirds of its subsidiary Stemtech Malaysia Holding Sdn. Bhd. (Malaysia).

Fair Value of the Acquired Assets

The Company accounted for the acquisitions as business combinations using the acquisition method of accounting as prescribed in ASC Topic 805 Business Combinations (“ASC 805”) and ASC Topic 820 – Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 805 and ASC 820, the Company assigned fair value to the tangible assets acquired, identifiable intangible assets and liabilities assumed as of the acquisition dates. Goodwill as of the acquisition date is measured as the excess of purchase consideration over the fair value of tangible and identifiable intangible assets acquired and liabilities assumed.

The excess purchase price has been recorded as goodwill in the amount of $467,409 at June 30, 2023 and December 31, 2022. The estimated useful life of the identifiable intangible assets is six to fourteen years. The goodwill is amortizable for tax purposes.

Fair Value of the LFR Acquisition

In March 2023, the Company acquired 100% of LFR, a research and development company with expertise in the formulation of products. The Company accounted for this transaction as an asset acquisition method of accounting as prescribed in ASC Topic 805 Business Combinations (“ASC 805”) and ASC Topic 820 – Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 805 and ASC 820, the Company assigned fair value to the tangible assets acquired, identifiable intangible assets and liabilities assumed as of the acquisition dates.

The consideration paid for 100% of LFR was 2.4 million shares of the Company with a fair value of $271,920. At the time of purchase, LFR’s liability exceeded its assets by $15,205, and the difference between the net tangible assets and the purchase price, being $287,125, was allocated to a non-compete agreement and will be amortized over 18 months.

The components of all acquired intangible assets were as follows at June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022	Average Estimated Life (Years)
Patent products	$2,344,900	$2,344,900	14
Trade names & trademarks	1,106,000	1,106,000	Indefinite
Customer/distribution list	1,461,300	1,461,300	6
Non-compete agreement	287,125	–	18 months
Accumulated amortization	(2,187,527)	(1,918,200)
Total	$3,011,798	$2,994,000